Summary of Significant Accounting Policies: Income Taxes: Accruals for Unrecognized Income Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Unrecognized Tax Benefits	$ 2,190	[1]	$ 4,266	[1]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 438		$ 717

[1]	See Note 19